Schedule of Investments
March 31, 2024
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Alternative Funds–4.95%
Invesco Global Real Estate Income Fund, Class R6(b)	2.47%	$24,464,886	$763,120	$—	$(710,225)	$—	$218,371	3,009,972	$24,561,372
Invesco Macro Allocation Strategy Fund, Class R6	2.48%	22,693,763	774,113	—	1,246,840	—	—	3,120,545	24,714,716
Total Alternative Funds		47,158,649	1,537,233	—	536,615	—	218,371		49,276,088
Domestic Equity Funds–50.07%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	5.98%	45,078,869	7,013,087	—	7,460,191	—	—	1,787,279	59,552,147
Invesco Main Street Small Cap Fund, Class R6	5.90%	59,296,894	—	(4,415,468)	2,455,934	1,381,132	—	2,621,361	58,718,492
Invesco NASDAQ 100 ETF	10.02%	44,463,212	52,714,764	(1,554,596)	3,718,063	427,576	88,063	546,111	99,769,019
Invesco Russell 1000® Dynamic Multifactor ETF	14.11%	116,773,805	14,450,409	—	9,310,454	—	626,210	2,544,535	140,534,668
Invesco S&P 500® Low Volatility ETF	—	79,153,115	—	(81,426,251)	(9,037,734)	11,310,870	316,360	—	—
Invesco S&P 500® Pure Growth ETF	—	45,570,799	—	(51,092,381)	(12,747,619)	18,269,201	—	—	—
Invesco S&P 500® Pure Value ETF	9.25%	—	87,609,179	—	4,553,968	—	554,303	1,042,098	92,163,147
Invesco Value Opportunities Fund, Class R6	4.81%	27,375,578	15,936,933	—	4,593,438	—	—	2,336,876	47,905,949
Total Domestic Equity Funds		417,712,272	177,724,372	(138,488,696)	10,306,695	31,388,779	1,584,936		498,643,422
Fixed Income Funds–22.59%
Invesco Core Bond Fund, Class R6	9.91%	—	98,021,779	—	698,650	—	210,722	17,503,622	98,720,429
Invesco Core Plus Bond Fund, Class R6	4.86%	68,173,810	790,603	(19,886,084)	4,574,183	(5,243,282)	790,604	5,279,087	48,409,230
Invesco Emerging Markets Sovereign Debt ETF	0.60%	—	5,930,950	—	26,204	—	33,099	291,161	5,957,154
Invesco Equal Weight 0-30 Year Treasury ETF	2.66%	37,216,013	—	(9,620,727)	1,572,729	(2,627,389)	273,872	945,179	26,540,626
Invesco Floating Rate ESG Fund, Class R6	1.19%	6,465,434	5,402,225	—	(15,311)	—	180,915	1,742,992	11,852,348
Invesco High Yield Fund, Class R6	1.20%	28,964,566	449,996	(17,441,295)	(520,485)	472,098	449,995	3,397,402	11,924,880
Invesco Income Fund, Class R6	0.00%	9,138,562	119,871	(9,249,337)	626,873	(613,742)	119,871	3,226	22,227
Invesco International Bond Fund, Class R6	0.00%	9,830,404	101,841	(9,714,033)	(743,661)	544,311	101,840	4,366	18,862
Invesco Senior Floating Rate Fund, Class R6	0.01%	14,613,199	293,807	(14,920,031)	261,124	(194,212)	293,808	8,067	53,887
Invesco Taxable Municipal Bond ETF	—	31,085,248	—	(30,507,426)	4,576,790	(5,154,612)	189,295	—	—
Invesco Variable Rate Investment Grade ETF	2.16%	8,944,596	12,585,065	—	(9,190)	—	204,992	857,731	21,520,471
Total Fixed Income Funds		214,431,832	123,696,137	(111,338,933)	11,047,906	(12,816,828)	2,849,013		225,020,114
Foreign Equity Funds–22.01%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.48%	27,929,567	—	(13,193,235)	1,098,428	(1,122,594)	—	445,284	14,712,166
Invesco Developing Markets Fund, Class R6	1.24%	29,955,555	—	(18,148,328)	3,007,298	(2,427,391)	—	314,394	12,387,134
Invesco FTSE RAFI Developed Markets ex-U.S. ETF(d)	3.26%	24,458,992	6,782,516	—	1,225,024	—	243,149	653,908	32,466,532
Invesco Global Fund, Class R6	7.16%	78,623,828	—	(15,737,200)	8,508,215	(69,203)	—	697,903	71,325,640
Invesco Global Infrastructure Fund, Class R6	0.99%	9,046,020	806,094	—	(41,949)	—	66,123	856,783	9,810,165
Invesco International Developed Dynamic Multifactor ETF	2.82%	—	27,950,819	—	175,722	—	220,509	1,098,264	28,126,541
Invesco International Small-Mid Company Fund, Class R6	3.82%	19,230,733	18,632,645	—	189,562	—	—	880,040	38,052,940
Invesco Oppenheimer International Growth Fund, Class R6	1.24%	20,111,232	—	(8,763,075)	451,464	524,147	—	330,928	12,323,768
Invesco S&P Emerging Markets Low Volatility ETF	—	41,843,375	—	(41,634,173)	(2,506,356)	2,297,154	269,319	—	—
Invesco S&P International Developed Low Volatility ETF	—	18,580,791	—	(18,593,834)	(433,716)	446,759	—	—	—
Total Foreign Equity Funds		269,780,093	54,172,074	(116,069,845)	11,673,692	(351,128)	799,100		219,204,886
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Money Market Funds–0.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f)	0.18%	$2,452,374	$63,876,400	$(64,564,869)	$—	$—	$29,074	1,763,905	$1,763,905
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(e)(f)	0.13%	1,783,598	45,626,000	(46,117,763)	(231)	(536)	21,777	1,290,552	1,291,068
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)(f)	0.20%	2,802,713	73,001,600	(73,788,421)	—	—	33,156	2,015,892	2,015,892
Total Money Market Funds		7,038,685	182,504,000	(184,471,053)	(231)	(536)	84,007		5,070,865
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $894,449,430)	100.13%	956,121,531	539,633,816	(550,368,527)	33,564,677	18,220,287	5,535,427		997,215,375

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 7.57%(e)(f)	0.00%	806	28,863,752	(28,858,719)	—	—	36,844(g)	5,839	5,839
Invesco Private Prime Fund, 5.49%(e)(f)	0.00%	2,074	74,683,398	(74,669,653)	—	(1,372)	99,240(g)	14,440	14,447
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,286)	0.00%	2,880	103,547,150	(103,528,372)	—	(1,372)	136,084		20,286
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $894,469,716)	100.13%	$956,124,411	$643,180,966	$(653,896,899)	$33,564,677	$18,218,915	$5,671,511		$997,235,661
OTHER ASSETS LESS LIABILITIES	(0.13)%								(1,300,891)
NET ASSETS	100.00%								$995,934,770
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at March 31, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$992,144,510	$—	$—	$992,144,510
Money Market Funds	5,070,865	20,286	—	5,091,151
Total Investments	$997,215,375	$20,286	$—	$997,235,661
Invesco Select Risk: Growth Investor Fund